Revenue, Other Income and Gains (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Other Income And Gains [Abstract]
Summary of Analysis of Revenue

An analysis of revenue is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue from contracts with customer
Sales of goods	—	—	3
License and collaboration revenue
- Licensing of intellectual property	4,905	5,625	4,523
- JSC service	81,463	70,051	52,738
Licensing and royalties	3,424	—	—
	89,792	75,676	57,264

Summary of Revenue Recognized That Included in Contract Liabilities at Beginning of Reporting Period and Performance Obligation Satisfied in Previous Periods

Licensing and royalties related to an exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd. and its affiliates and related subsequent sales-based royalties.

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods:

	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
License and collaboration revenue
- JSC service	54,523	46,777	40,324

	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue recognized from performance obligation satisfied in previous periods:
License and collaboration revenue
- Licensing of intellectual property	4,905	5,625	4,523
- JSC service	20,228	15,591	6,334
	25,133	21,216	10,857

Summary of Amounts of Transaction Prices Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied)

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2021, 2020 and 2019 are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	US$’000	US$’000	US$’000
Amounts expected to be recognized as revenue:
Within 1 year	60,644	55,014	46,294
1 - 2 years	60,644	55,014	46,294
2 - 3 years	60,644	55,014	46,294
3 - 4 years	60,644	55,014	46,294
After 4 years	60,646	110,029	138,883
	303,222	330,085	324,059

Other Income and Gains
	2021	2020	2019
	US$’000	US$’000	US$’000
Other income and gains
Other income:
Finance income	971	2,930	4,581
Government grants*	1,736	3,072	1,682
Others	35	4	138
	2,742	6,006	6,401
Gains:
Foreign currency exchange gain, net	—	66	250
Fair value gains on financial assets measured at fair value change through profit or loss	—	47	474
Others**	317	—	—
	317	113	724
	3,059	6,119	7,125

*

The amount represents subsidies received from local government authorities to support the Group’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.

**	The amount mainly represents reimbursement of depositary fees that are related to the establishment and maintenance of the American Depository Receipts (ADR) program.